Reconciliation of income tax benefit (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Reconciliation of income tax benefit Details
U.S federal statutory rate	34.00%	34.00%	34.00%	34.00%
State income tax, net of federal benefit	0.00%	0.00%	0.00%	0.00%
Increase in valuation allowance	34.00%	34.00%	34.00%	34.00%
Income tax provision (benefit)	0.00%	0.00%	0.00%	0.00%